Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Vessels Under Construction

	December 31, 2025	June 30, 2026
	(in thousands)
As of January 1, 2025 and 2026	$41,589	$115,321
Additions to vessels under construction	68,526	21,557
Capitalized interest	5,206	3,190
Vessel under construction at December 31, 2025 and June 30, 2026	$115,321	$140,068